STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Unit-based Compensation
Schedule of unit-based compensation expense recognized in general and administrative expenses

Years ended December 31,	2018	2017
DSPs for trustees/directors	$948	$2,001
Stapled Unit Plan for executives and employees	2,996	2,911
Unit-based compensation expense	$3,944	$4,912
Fair value remeasurement expense included in the above	$500	$1,237

Schedule of accumulated other comprehensive income

As at December 31,	2018	2017
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$320,158	$183,729
Fair value losses on derivatives designated as net investment hedges	(108,706)	(65,163)
	$211,452	$118,566
(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation

	2018		2017
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	(000s)	Fair Value	(000s)	Fair Value
DSUs outstanding, January 1	28	$41.88	147	$35.43
Granted	16	53.11	23	48.75
Settled	—	—	(142)	50.81
DSUs outstanding, December 31	44	$46.01	28	$41.88

Executive Deferred Stapled Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation

	2018		2017
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	(000s)	Fair Value	(000s)	Fair Value
Stapled units outstanding, January 1	106	$43.32	82	$42.34
New grants(1)	75	53.29	49	45.81
Forfeited	—	—	(3)	45.23
Settled	(64)	42.14	(22)	45.36
Stapled units outstanding, December 31 (1)	117	$50.34	106	$43.32
(1)	New grants include 3,730 performance based units granted to an executive during 2018 (2017 - nil).